CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (6,953,161)	$ (5,044,226)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	488,054	487,905
Realized gain - available for sale securities		(1,656,333)
Stock-based compensation	1,532,846	2,649,620
Changes in operating assets and liabilities:
Other receivables	(26,073)	77,364
Prepaid expenses - current portion and other current assets	187,130	282,221
Accounts payable and accrued expenses	131,607	(133,222)
NET CASH USED IN OPERATING ACTIVITIES	(4,639,597)	(3,336,671)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net proceeds received from the sale of marketable securities		1,656,333
Purchase of property and equipment	(88,030)	(23,898)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(88,030)	1,632,435
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of treasury stock	(181,421)
Payments on notes payable	(11,127)	(9,598)
Distribution to former parent company		(15,066)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(192,548)	(24,664)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(4,920,175)	(1,728,900)
CASH AND CASH EQUIVALENTS- beginning of year	7,743,107	3,218,191
CASH AND CASH EQUIVALENTS- end of year	2,822,932	1,489,291
Cash paid for:
Interest	$ 2,231	$ 3,132